Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.4%
Advantage Solutions, Inc.*	76,663	$340,384
AMC Networks, Inc., Class A*	12,039	367,430
Bandwidth, Inc., Class A*	15,100	251,113
Cogent Communications Holdings, Inc.	7,373	470,471
EchoStar Corp., Class A*	20,094	397,057
EW Scripps Co. (The), Class A*	23,525	335,466
Gray Television, Inc.	22,161	411,530
Liberty Latin America Ltd., Class C*	51,002	374,355
Liberty Media Corp.-Liberty Braves, Class C*	17,525	484,917
Scholastic Corp.	12,143	571,571
Shenandoah Telecommunications Co.	20,743	462,569
World Wrestling Entertainment, Inc., Class A(a)	7,833	542,905
Yelp, Inc.*	14,339	439,634

Total Communication Services		5,449,402

Consumer Discretionary — 10.6%
Aaron's Co., Inc. (The)	24,357	317,128
America’s Car-Mart, Inc.*	6,071	628,773
AMMO, Inc.*(a)	101,898	497,262
Arko Corp.	53,748	490,719
Asbury Automotive Group, Inc.*	3,053	524,017
Buckle, Inc. (The)(a)	14,804	447,081
Carter's, Inc.	5,316	433,148
Cavco Industries, Inc.*	2,030	523,314
Cheesecake Factory, Inc. (The)	12,293	359,324
Cracker Barrel Old Country Store, Inc.	4,119	391,593
Denny's Corp.*	34,179	331,878
Dorman Products, Inc.*	5,148	520,411
Ethan Allen Interiors, Inc.(a)	18,761	431,315
GoPro, Inc., Class A*	57,339	364,676
Graham Holdings Co., Class B	799	474,998
Grand Canyon Education, Inc.*	5,036	483,809
H&R Block, Inc.	18,783	750,569
Haverty Furniture Cos., Inc.	17,838	487,513
Johnson Outdoors, Inc., Class A	6,292	423,515
Laureate Education, Inc.	41,276	488,708
Leslie's, Inc.*	25,264	383,002
Levi Strauss & Co., Class A	24,751	468,289
LGI Homes, Inc.*(a)	5,008	564,902
Lovesac Co. (The)*	9,047	281,905
Malibu Boats, Inc., Class A*	8,432	526,578
MDC Holdings, Inc.	12,925	468,531
Meritage Homes Corp.*	6,173	545,076
Monarch Casino & Resort, Inc.*	5,606	359,625
Murphy USA, Inc.	2,446	695,545
OneSpaWorld Holdings Ltd.*	47,951	345,727
OneWater Marine, Inc., Class A*	14,198	514,536
Oxford Industries, Inc.	5,405	515,637
Perdoceo Education Corp.*	42,605	583,688
Poshmark, Inc., Class A*	38,635	416,872
Quotient Technology, Inc.*	76,663	212,357
Rush Street Interactive, Inc.*	67,277	372,715
Shift Technologies, Inc.*(a)	222,322	224,545
Shoe Carnival, Inc.	16,773	365,819
Skyline Champion Corp.*	8,912	564,130
Smith & Wesson Brands, Inc.	32,328	470,372
Standard Motor Products, Inc.	11,338	518,600
Steven Madden Ltd.	12,658	401,259
Stoneridge, Inc.*	23,560	443,399
Strategic Education, Inc.	7,369	529,315
Stride, Inc.*	13,462	601,482
Sturm Ruger & Co., Inc.	7,025	464,563
Taylor Morrison Home Corp.*	17,969	515,710
Travel + Leisure Co.	8,442	363,935
Tri Pointe Homes, Inc.*	24,357	451,092
Universal Electronics, Inc.*	15,656	434,454
Vista Outdoor, Inc.*	13,705	412,520
Vivint Smart Home, Inc.*(a)	72,353	345,847
Winmark Corp.	2,223	493,839

Total Consumer Discretionary		24,225,617

Consumer Staples — 3.8%
Andersons, Inc. (The)	9,731	351,970
BellRing Brands, Inc.*	21,191	511,551
Central Garden & Pet Co., Class A*	11,994	489,355
Coca-Cola Consolidated, Inc.	985	505,305
Energizer Holdings, Inc.	15,901	469,556
Fresh Del Monte Produce, Inc.	18,877	560,836
John B Sanfilippo & Son, Inc.	5,861	438,989
MGP Ingredients, Inc.	5,715	601,104
Mission Produce, Inc.*	38,665	548,270
Nu Skin Enterprises, Inc., Class A	10,215	444,455
PriceSmart, Inc.	6,201	411,622
Rite Aid Corp.*(a)	55,899	460,049
Seaboard Corp.	117	475,095
SpartanNash Co.(a)	14,825	478,699
Sprouts Farmers Market, Inc.*(a)	15,294	422,726
TreeHouse Foods, Inc.*	15,161	658,291
Turning Point Brands, Inc.	14,382	345,168
United Natural Foods, Inc.*	11,828	502,808

Total Consumer Staples		8,675,849

Energy — 4.8%
Archrock, Inc.	52,992	447,253
Brigham Minerals, Inc., Class A	19,143	508,247
Bristow Group, Inc.*	13,190	340,302
Cactus, Inc., Class A	8,619	358,464
ChampionX Corp.	19,980	417,382
Chord Energy Corp.	3,813	488,979
Civitas Resources, Inc.(a)	8,192	483,000
Comstock Resources, Inc.*	37,479	597,041
Core Laboratories NV(a)	15,464	292,888
CVR Energy, Inc.	19,150	642,291
Delek US Holdings, Inc.	23,244	619,685
DMC Global, Inc.*	16,037	365,002
Equitrans Midstream Corp.	57,952	454,923
Gevo, Inc.*(a)	104,510	307,259
Green Plains, Inc.*	15,773	568,143
HF Sinclair Corp.	12,274	586,943
Kosmos Energy Ltd.*	68,027	431,291
Laredo Petroleum, Inc.*	6,180	547,981
Matador Resources Co.	9,232	533,425
PBF Energy, Inc., Class A*	20,069	669,301
Southwestern Energy Co.*	68,215	481,598
US Silica Holdings, Inc.*	26,212	362,512
World Fuel Services Corp.	18,089	501,427

Total Energy		11,005,337

Financials — 22.9%
1st Source Corp.	10,575	509,927
A-Mark Precious Metals, Inc.	12,648	383,234
Amerant Bancorp, Inc.	15,484	423,023
American Equity Investment Life Holding Co.	12,255	460,298
Ameris Bancorp	11,146	527,094
Ares Commercial Real Estate Corp.	31,514	431,742
Argo Group International Holdings Ltd.	11,848	388,496

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
AssetMark Financial Holdings, Inc.*	21,983	$417,457
Associated Banc-Corp.	21,490	431,949
Atlantic Union Bankshares Corp.	13,330	461,085
Axis Capital Holdings Ltd.	8,088	408,363
Banc of California, Inc.	25,264	442,373
Bancorp, Inc. (The)*	17,265	424,719
Bank of Hawaii Corp.	5,829	466,961
BankUnited, Inc.	11,126	432,245
Banner Corp.	8,356	517,988
Berkshire Hills Bancorp, Inc.	16,884	475,622
Blucora, Inc.*	25,019	500,380
Brighthouse Financial, Inc.*	9,467	411,057
Cannae Holdings, Inc.*	20,448	431,657
CBTX, Inc.	15,779	488,360
Chimera Investment Corp.	40,623	425,323
CNO Financial Group, Inc.	19,495	365,531
Columbia Banking System, Inc.	15,157	457,287
Community Trust Bancorp, Inc.	11,872	514,414
ConnectOne Bancorp, Inc.	15,279	403,977
Cowen, Inc., Class A	18,048	632,943
CrossFirst Bankshares, Inc.*	31,035	425,800
CVB Financial Corp.	21,073	562,017
Diamond Hill Investment Group, Inc.	2,611	499,145
Dime Community Bancshares, Inc.	14,148	482,164
Eagle Bancorp, Inc.	8,580	420,677
Employers Holdings, Inc.	12,211	484,899
Enova International, Inc.*	12,882	444,558
Enstar Group Ltd.*	1,872	370,506
Enterprise Financial Services Corp.	10,338	486,196
FB Financial Corp.	11,011	471,821
Federated Hermes, Inc.	14,360	489,820
First BankCorp	11,709	443,537
First Foundation, Inc.	20,136	419,232
First Interstate BancSystem, Inc., Class A	13,303	542,496
First Merchants Corp.	11,758	488,310
FirstCash Holdings, Inc.	6,954	509,450
Flushing Financial Corp.	21,883	472,454
FNB Corp.	39,286	469,861
Fulton Financial Corp.	29,430	491,187
German American Bancorp, Inc.	12,875	487,190
Great Southern Bancorp, Inc.	8,289	513,421
Hanmi Financial Corp.	19,875	502,241
HarborOne Bancorp, Inc.	34,886	505,847
Heartland Financial USA, Inc.	10,226	459,147
Heritage Commerce Corp.	43,477	512,159
Heritage Financial Corp.	19,517	507,832
Hilltop Holdings, Inc.	16,636	479,949
Home BancShares, Inc.	21,642	510,751
HomeStreet, Inc.	10,323	384,945
Hope Bancorp, Inc.	30,416	457,457
Horace Mann Educators Corp.	11,692	400,451
Houlihan Lokey, Inc.	5,572	471,168
Independent Bank Corp.	5,988	501,794
Independent Bank Group, Inc.	6,873	486,059
Kinsale Capital Group, Inc.	2,144	521,442
Lakeland Bancorp, Inc.	29,289	466,281
Merchants Bancorp	17,863	472,655
MGIC Investment Corp.	36,096	510,397
Midland States Bancorp, Inc.	16,947	444,011
Moelis & Co., Class A	10,417	485,224
National Bank Holdings Corp., Class A	12,143	505,392
NBT Bancorp, Inc.	13,538	548,831
New York Mortgage Trust, Inc.	134,002	420,766
Nicolet Bankshares, Inc.*	5,227	418,055
Northfield Bancorp, Inc.	34,060	501,363
OFG Bancorp	18,360	504,349
Old National Bancorp	29,859	519,845
Oportun Financial Corp.*	34,060	312,671
Origin Bancorp, Inc.	11,565	498,105
PacWest Bancorp	11,341	317,888
Pathward Financial, Inc.	8,905	300,277
Peapack-Gladstone Financial Corp.	14,075	459,690
PennyMac Financial Services, Inc.(a)	9,193	503,684
Peoples Bancorp, Inc.	15,622	483,032
Piper Sandler Cos.	3,727	470,347
PJT Partners, Inc., Class A	7,749	553,899
Preferred Bank	6,601	479,893
Premier Financial Corp.	16,126	459,269
Provident Financial Services, Inc.	20,901	509,148
QCR Holdings, Inc.	8,642	512,384
Regional Management Corp.	10,070	412,870
Republic Bancorp, Inc., Class A	10,883	487,994
S&T Bancorp, Inc.	16,535	511,593
Safety Insurance Group, Inc.	5,384	465,985
Sandy Spring Bancorp, Inc.	10,888	449,674
Sculptor Capital Management, Inc.	35,111	344,439
Seacoast Banking Corp. of Florida	13,967	499,739
Selectquote, Inc.*	175,307	322,565
ServisFirst Bancshares, Inc.	5,133	438,615
Simmons First National Corp., Class A	18,655	443,056
StepStone Group, Inc., Class A	14,795	394,139
Texas Capital Bancshares, Inc.*	8,534	500,263
Tompkins Financial Corp.	6,250	482,188
Towne Bank	16,337	487,986
TriCo Bancshares	12,218	584,020
Trustmark Corp.	16,094	522,572
UMB Financial Corp.	5,033	455,487
United Bankshares, Inc.(a)	14,022	543,212
United Community Banks, Inc.	14,055	478,292
United Fire Group, Inc.	15,742	516,810
Virtu Financial, Inc., Class A	13,142	306,603
Virtus Investment Partners, Inc.	2,038	420,480
Washington Federal, Inc.	14,903	508,639
Wintrust Financial Corp.	5,264	452,915
WSFS Financial Corp.	10,492	500,678

Total Financials		52,097,758

Health Care — 12.5%
ACADIA Pharmaceuticals, Inc.*	20,195	296,665
AdaptHealth Corp.*	30,513	674,642
Addus HomeCare Corp.*	5,243	486,603
Aerie Pharmaceuticals, Inc.*	53,748	376,774
Aligos Therapeutics, Inc.*	227,492	282,090
Allakos, Inc.*(a)	85,809	277,163
Allscripts Healthcare Solutions, Inc.*	21,718	343,579
ALX Oncology Holdings, Inc.*(a)	28,941	280,149
Amneal Pharmaceuticals, Inc.*	117,291	415,210
Amphastar Pharmaceuticals, Inc.*	13,624	509,401
Arcturus Therapeutics Holdings, Inc.*	18,141	318,375
Atea Pharmaceuticals, Inc.*	67,744	555,501
Avanos Medical, Inc.*	14,600	414,202
Avidity Biosciences, Inc.*	26,481	431,376
Axogen, Inc.*	61,600	574,112
Bioventus, Inc., Class A*(a)	34,688	294,501
Cara Therapeutics, Inc.*	40,256	351,838
CareDx, Inc.*	13,223	314,575
Catalyst Pharmaceuticals, Inc.*	59,000	604,160
Certara, Inc.*	22,771	523,505
Collegium Pharmaceutical, Inc.*	24,023	412,955
Corcept Therapeutics, Inc.*	21,718	622,438
Cross Country Healthcare, Inc.*	22,570	594,945

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Eagle Pharmaceuticals, Inc.*	9,882	$392,315
Ensign Group, Inc. (The)	5,435	433,115
HealthStream, Inc.*	24,554	590,769
ICU Medical, Inc.*	2,197	389,243
IGM Biosciences, Inc.*(a)	18,298	294,781
Immunovant, Inc.*	88,767	365,720
Inhibrx, Inc.*(a)	21,953	380,665
Innoviva, Inc.*(a)	25,278	362,487
Inogen, Inc.*	15,087	419,720
Integer Holdings Corp.*	6,071	424,302
Ironwood Pharmaceuticals, Inc.*(a)	38,880	445,176
Karyopharm Therapeutics, Inc.*	66,365	282,051
Kronos Bio, Inc.*	67,649	284,126
MeiraGTx Holdings PLC*	35,315	292,408
Meridian Bioscience, Inc.*	18,840	596,474
Merit Medical Systems, Inc.*	7,353	422,650
ModivCare, Inc.*	4,238	422,952
Morphic Holding, Inc.*(a)	12,183	322,484
Myriad Genetics, Inc.*	19,409	512,009
National HealthCare Corp.	6,963	494,582
Nektar Therapeutics*(a)	90,744	359,346
NextGen Healthcare, Inc.*	23,390	400,437
Olema Pharmaceuticals, Inc.*(a)	114,813	576,361
OPKO Health, Inc.*(a)	142,183	335,552
Orthofix Medical, Inc.*	14,958	383,673
Owens & Minor, Inc.	11,110	393,405
Passage Bio, Inc.*	157,777	295,043
Patterson Cos., Inc.	15,109	469,286
Phreesia, Inc.*	18,554	435,834
Prelude Therapeutics, Inc.*	70,885	354,425
Prestige Consumer Healthcare, Inc.*	9,239	557,204
Rocket Pharmaceuticals, Inc.*(a)	30,838	447,151
Rubius Therapeutics, Inc.*	88,767	62,314
SeaSpine Holdings Corp.*	40,222	238,919
SI-BONE, Inc.*	21,642	290,869
Silk Road Medical, Inc.*	11,845	539,066
Silverback Therapeutics, Inc.*	139,346	719,025
Sorrento Therapeutics, Inc.*(a)	209,917	545,784
Supernus Pharmaceuticals, Inc.*	15,133	480,473
Surmodics, Inc.*	10,790	375,492
Sutro Biopharma, Inc.*	59,501	348,081
uniQure NV*	27,068	686,174
Varex Imaging Corp.*(a)	22,973	512,068
Xencor, Inc.*	18,332	525,945

Total Health Care		28,414,715

Industrials — 18.3%
AAR Corp.*	10,100	449,753
ABM Industries, Inc.	10,624	476,380
Air Transport Services Group, Inc.*	14,622	458,253
Alamo Group, Inc.	3,401	440,123
Allegiant Travel Co.*	3,012	347,314
Ameresco, Inc., Class A*	6,152	352,017
API Group Corp.*	23,257	411,881
Applied Industrial Technologies, Inc.	4,763	479,110
Arcosa, Inc.	8,543	440,477
Array Technologies, Inc.*(a)	43,399	731,273
Astec Industries, Inc.	11,375	558,854
Atlas Air Worldwide Holdings, Inc.*	5,663	428,746
AZZ, Inc.	10,138	431,271
Barnes Group, Inc.	12,170	411,589
Barrett Business Services, Inc.	6,313	515,078
Blue Bird Corp.*	25,989	290,037
BrightView Holdings, Inc.*	35,937	472,212
Brink's Co. (The)	7,193	409,569
CBIZ, Inc.*	11,653	531,610
Cimpress PLC*	7,691	309,101
Columbus McKinnon Corp.	11,535	381,809
Comfort Systems USA, Inc.	5,495	580,602
CRA International, Inc.	5,805	574,753
Deluxe Corp.	16,175	406,640
Douglas Dynamics, Inc.	14,139	450,469
Ducommun, Inc.*	9,335	441,919
Encore Wire Corp.	4,288	593,759
EnPro Industries, Inc.	5,005	467,867
Evoqua Water Technologies Corp.*	10,410	396,725
Federal Signal Corp.	14,492	601,708
Forrester Research, Inc.*	8,669	403,022
Franklin Electric Co., Inc.	5,889	534,839
Genco Shipping & Trading Ltd.	20,708	399,250
GEO Group, Inc. (The)*	73,994	485,401
Global Industrial Co.	15,176	542,542
Gorman-Rupp Co. (The)	13,632	418,502
Granite Construction, Inc.	14,912	445,869
Great Lakes Dredge & Dock Corp.*	34,861	450,753
Greenbrier Cos., Inc. (The)	9,495	302,131
Heidrick & Struggles International, Inc.	12,357	384,797
Heritage-Crystal Clean, Inc.*	16,518	554,344
Hillenbrand, Inc.	11,074	511,619
HNI Corp.	13,201	466,259
Hub Group, Inc., Class A*	6,335	483,994
Huron Consulting Group, Inc.*	10,678	716,494
Hyster-Yale Materials Handling, Inc.	14,727	509,407
ICF International, Inc.	5,195	490,148
IES Holdings, Inc.*	12,167	401,511
Insteel Industries, Inc.	13,223	413,880
JetBlue Airways Corp.*	32,717	275,477
John Bean Technologies Corp.	4,128	463,616
Kadant, Inc.	2,519	513,498
Kaman Corp.	11,248	346,213
KAR Auction Services, Inc.*	27,096	463,342
Kelly Services, Inc., Class A	22,549	488,862
Kforce, Inc.	6,612	435,400
Kirby Corp.*	6,776	429,869
Korn Ferry	7,531	493,356
Marten Transport Ltd.	27,539	593,741
Matson, Inc.	4,056	371,814
Matthews International Corp., Class A	15,114	422,436
McGrath RentCorp	5,755	485,492
Moog, Inc., Class A	5,572	477,186
MSC Industrial Direct Co., Inc., Class A	5,739	474,386
Mueller Industries, Inc.	9,030	607,990
MYR Group, Inc.*	5,201	495,291
Parsons Corp.*	12,638	546,341
PGT Innovations, Inc.*	27,203	595,746
Primoris Services Corp.	20,533	479,651
Quanex Building Products Corp.	23,302	573,462
Rush Enterprises, Inc., Class A	9,607	462,961
Ryder System, Inc.	6,165	482,843
Schneider National, Inc., Class B	19,181	485,855
Shoals Technologies Group, Inc., Class A*	28,704	678,276
SP Plus Corp.*	15,597	534,353
SPX Corp.*	9,899	585,328
Sterling Infrastructure, Inc.*	18,251	469,233
Terex Corp.	13,717	459,657
Thermon Group Holdings, Inc.*	30,192	470,089
Triton International Ltd.	6,968	446,509
TrueBlue, Inc.*	16,930	366,365
Tutor Perini Corp.*	45,289	411,224
UFP Industries, Inc.	6,339	584,519
Univar Solutions, Inc.*	15,219	411,522

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
VSE Corp.	10,612	$445,173
Wabash National Corp.	32,959	595,240
Watts Water Technologies, Inc., Class A	3,505	484,146
Werner Enterprises, Inc.	11,928	524,355

Total Industrials		41,686,478

Information Technology — 11.5%
A10 Networks, Inc.	35,062	522,774
ACI Worldwide, Inc.*	15,531	443,099
ACM Research, Inc., Class A*	23,641	399,060
Advanced Energy Industries, Inc.	5,682	508,482
Alarm.com Holdings, Inc.*	7,360	520,867
Appfolio, Inc., Class A*	4,321	439,921
Avaya Holdings Corp.*	38,604	34,690
Avnet, Inc.	12,051	576,881
Belden, Inc.	8,829	571,413
Benchmark Electronics, Inc.	19,532	499,629
Box, Inc., Class A*	16,831	478,674
BTRS Holdings, Inc., Class 1*	65,389	421,759
Cambium Networks Corp.*	20,690	390,007
Cass Information Systems, Inc.	13,252	483,168
ChannelAdvisor Corp.*	29,518	435,095
Cirrus Logic, Inc.*	5,768	492,933
CSG Systems International, Inc.	7,694	502,034
Diodes, Inc.*	5,622	457,462
Domo, Inc., Class B*	9,672	270,913
DZS, Inc.*	35,263	660,829
Envestnet, Inc.*	6,570	382,834
ePlus, Inc.*	8,725	484,848
Evo Payments, Inc., Class A*	21,182	579,116
ExlService Holdings, Inc.*	3,413	574,647
FormFactor, Inc.*	11,638	413,847
Grid Dynamics Holdings, Inc.*	34,738	655,506
Hackett Group, Inc. (The)	21,210	444,774
Insight Enterprises, Inc.*	4,558	425,763
InterDigital, Inc.	7,665	470,554
International Money Express, Inc.*	23,732	570,517
Itron, Inc.*	9,285	542,244
Knowles Corp.*	22,717	448,661
LiveRamp Holdings, Inc.*	13,081	348,085
NETGEAR, Inc.*	19,817	510,882
NetScout Systems, Inc.*	15,246	542,453
Onto Innovation, Inc.*	5,629	468,614
PC Connection, Inc.	9,335	442,759
Photronics, Inc.*	28,822	686,252
Plexus Corp.*	5,979	561,727
Progress Software Corp.	10,387	487,774
Rackspace Technology, Inc.*(a)	43,827	295,394
Rambus, Inc.*	15,338	387,745
Ribbon Communications, Inc.*	158,287	536,593
Sanmina Corp.*	12,100	557,205
ScanSource, Inc.*	14,059	449,185
Semtech Corp.*	7,054	439,676
SMART Global Holdings, Inc.*	18,936	371,524
Super Micro Computer, Inc.*	12,848	693,920
TTM Technologies, Inc.*	33,004	446,544
Unisys Corp.*	22,634	310,538
Upland Software, Inc.*	27,775	314,413
Veeco Instruments, Inc.*(a)	17,989	392,160
Viasat, Inc.*	10,022	330,024
Vishay Intertechnology, Inc.	24,954	515,550
Xerox Holdings Corp.	24,249	415,385
Xperi Holding Corp.	28,239	473,286

Total Information Technology		26,080,689

Materials — 4.4%
Avient Corp.	10,190	439,698
Cabot Corp.	7,149	530,885
Chase Corp.	5,627	511,607
Commercial Metals Co.	11,752	465,614
Gatos Silver, Inc.*(a)	113,220	421,178
Greif, Inc., Class A	7,517	530,851
Hawkins, Inc.	10,657	423,616
Ingevity Corp.*	7,635	512,308
Innospec, Inc.	5,285	539,070
Kronos Worldwide, Inc.	31,514	553,701
Materion Corp.	5,705	467,468
Mativ, Inc.	17,786	388,624
Minerals Technologies, Inc.	7,393	493,926
Myers Industries, Inc.	22,644	550,929
Orion Engineered Carbons SA	30,627	529,541
Silgan Holdings, Inc.	10,579	470,766
Stepan Co.	4,950	555,440
Summit Materials, Inc., Class A*	15,748	433,227
SunCoke Energy, Inc.	54,895	406,223
Trinseo PLC	10,207	365,104
Worthington Industries, Inc.	9,514	487,212

Total Materials		10,076,988

Real Estate — 5.4%
Alexander & Baldwin, Inc.	21,091	419,922
CatchMark Timber Trust, Inc., Class A	59,647	670,432
Chatham Lodging Trust*	35,469	431,303
Corporate Office Properties Trust	17,138	482,435
DiamondRock Hospitality Co.*	48,427	449,403
Diversified Healthcare Trust	152,846	264,424
EPR Properties	8,940	481,061
Essential Properties Realty Trust, Inc.	19,333	466,312
Forestar Group, Inc.*	27,539	381,140
Franklin Street Properties Corp.	82,900	314,191
Hudson Pacific Properties, Inc.	17,625	265,080
Independence Realty Trust, Inc.	18,499	410,678
iStar, Inc.	20,892	349,105
JBG SMITH Properties	16,740	425,866
Marcus & Millichap, Inc.	9,285	379,942
Necessity Retail REIT, Inc. (The)	61,835	481,695
Office Properties Income Trust	19,009	395,007
Outfront Media, Inc.	17,203	317,567
Paramount Group, Inc.	44,831	351,923
Piedmont Office Realty Trust, Inc., Class A	28,403	390,825
PotlatchDeltic Corp.	9,276	454,802
Rafael Holdings, Inc., Class B*	194,864	393,625
Retail Opportunity Investments Corp.	25,225	440,428
RLJ Lodging Trust	34,738	433,878
Service Properties Trust	55,391	362,257
St Joe Co. (The)	8,256	346,917
Sunstone Hotel Investors, Inc.*	41,520	470,422
Uniti Group, Inc.	35,545	354,384
Urstadt Biddle Properties, Inc., Class A	26,002	478,437
Xenia Hotels & Resorts, Inc.*	25,355	416,329

Total Real Estate		12,279,790

Utilities — 3.3%
ALLETE, Inc.	7,302	453,235
Avista Corp.	10,832	457,760

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Black Hills Corp.	6,351	$490,297
California Water Service Group	8,250	495,660
Hawaiian Electric Industries, Inc.	11,560	488,988
Montauk Renewables, Inc.*(a)	43,670	522,730
Northwest Natural Holding Co.	9,456	507,504
NorthWestern Corp.	8,085	448,313
ONE Gas, Inc.	5,543	470,822
Otter Tail Corp.	7,825	549,863
Portland General Electric Co.	8,869	455,335
SJW Group	7,029	461,524
Southwest Gas Holdings, Inc.	6,248	543,326
Spire, Inc.	6,817	512,911
Unitil Corp.	9,806	537,075

Total Utilities		7,395,343

Total Common Stocks
(Cost $231,997,281)		227,387,966

Short-Term Investments — 1.3%

Money Market Funds — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	2,785,051	2,785,051
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	213,838	213,838
Total Short-Term Investments
(Cost $2,998,889)		2,998,889

Total Investments — 101.2%
(Cost $234,996,170)		230,386,855
Other Assets and Liabilities, Net — (1.2)%		(2,789,123)
Net Assets — 100.0%		$227,597,732

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,017,140; total market value of collateral held by the Fund was $9,392,435. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,607,384.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$227,387,966	$–	$–	$227,387,966
Short-Term Investments:
Money Market Funds	2,998,889	–	–	2,998,889
Total Investments in Securities	$230,386,855	$–	$–	$230,386,855

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.